UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended September 30,2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Trafalgar Asset Managers Limited

Address: 55 Baker Street
         London W1U 8EW
         United Kingdom

13F File Number: 028-11791


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Judith Bydlowski
Title:  Compliance Officer
Phone:  +44-20-7563-9412

Signature, Place and Date of Signing:


   /s/ Judith Bydlowski       London, United Kingdom        November 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:   19

Form 13F Information Table Value Total:  $18,610
                                        (thousands)


                                                         FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN  2      COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MGRS     SOLE     SHARED  NONE
--------------                --------------    -----       --------  -------   --- ----  ----------  ----     ----     ------  ----
ALTRIA GROUP INC              COM               02209S103     794      40,000   SH        SOLE        NONE      40,000
BARNES GROUP INC              COM               067806109     324      16,000   SH        SOLE        NONE      16,000
CARDIOME PHARMA CORP          COM NEW           14159U202     342      45,000   SH        SOLE        NONE      45,000
CASTLE A M & CO               COM               148411101     346      20,000   SH        SOLE        NONE      20,000
CF INDS HLDGS INC             COM               125269100     823       9,000   SH        SOLE        NONE       9,000
CHEMTURA CORP                 COM               163893100     182      40,000   SH        SOLE        NONE      40,000
COMCAST CORP NEW              CL A              20030N101   2,984     152,000   SH        SOLE        NONE     152,000
COMMERCIAL METALS CO          COM               201723103     253      15,000   SH        SOLE        NONE      15,000
FREEPORT-MCMORAN COPPER & GO  COM               35671D857     398       7,000   SH        SOLE        NONE       7,000
GARDNER DENVER INC            COM               365558105     233       6,700   SH        SOLE        NONE       6,700
GOLDCORP INC NEW              COM               380956409   1,328      42,000   SH        SOLE        NONE      42,000
HUNTSMAN CORP                 COM               447011107   7,077     561,653   SH        SOLE        NONE     561,653
HURCO COMPANIES INC           COM               447324104     262       8,871   SH        SOLE        NONE       8,871
ISHARES SILVER TRUST          ISHARES           46428Q109   1,019      86,000   SH        SOLE        NONE      86,000
PETROCHINA CO LTD             SPONSORED ADR     71646E100     411       4,000   SH        SOLE        NONE       4,000
PROVIDENT ENERGY TR           TR UNIT           74386K104     135      15,000   SH        SOLE        NONE      15,000
SCHLUMBERGER LTD              COM               806857108     703       9,000   SH        SOLE        NONE       9,000
SUNCOR ENERGY INC             COM               867229106     379       9,000   SH        SOLE        NONE       9,000
TERRA INDS INC                COM               880915103     617      21,000   SH        SOLE        NONE      21,000



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